UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 1

This amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Telemark Asset Management, LLC
Address:          One International Place, Suite 2401
                  Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910
Signature, Place and Date of Signing  /s/ Brian C. Miley     Boston, Massachusetts   11/16/2009
                                      ---------------------  ---------------------   -------------
[Signature]                           Brian C. Miley, Chief  [City, State]            [Date]
                                      Financial Officer
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Report Type (Check only one.):

[ X]  13F HOLDINGS REPORT.
[  ]  13F NOTICE.
[  ]  13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  38 Data Records

Form 13F Information Table Value Total:  $80,292

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
                                                                                                                    (Base)Market
Asset Type     Instrument IDSecurity Description                   CUSIP           Quantity    Base CCY   Price      Value (Base)

Equity          ABX US       BARRICK GOLD CORP                       067901108       62,000       USD     37.90            2,350
Equity          ADI US       ANALOG DEVICES INC                      032654105       15,000       USD     27.58              414
Equity          AEM US       AGNICO-EAGLE MINES LTD                  008474108       52,000       USD     67.85            3,528
Equity          AMZN US      AMAZON COM INC.                         023135106       40,000       USD     93.36            3,734
Equity          ANV US       ALLIED NEVADA GOLD CORP                 019344100       20,000       USD      9.79              196
Equity          ARGN US      AMERIGON INC                            03070L300      385,300       USD      7.35            2,832
Equity          ARMH US      ARM HDS ADS                             042068106      400,000       USD      7.00            2,800
Equity          AMSML US     ASML HOLDING NV                         N07059186       60,000       USD     29.57            1,774
Equity          AU US        ANGLOGOLD ASHANTI LTD                   035128206       70,000       USD     40.76            2,853
Equity          CLH US       CLEAN HARCLEAN HRB                      184496107       80,000       USD     56.26            4,501
Equity          CNQ US       CANADIAN NATURAL RESOURCES LTD          136385101       60,000       USD     67.19            4,031
Equity          CPHD US      CEPHEID                                 15670R107       20,000       USD     13.22              264
Equity          CSCO US      CISCO SYSTEMS                           17275R102      135,000       USD     23.54            3,178
Equity          EGO US       ELDORADO GOLD CORP                      284902103      250,000       USD     11.40            2,850
Equity          F US         FORD MOTOR CO                           345370860      350,000       USD      7.21            2,524
Equity          FCX US       FREEPORT MCMORAN COPPER & GOLD INC      35671D857       25,000       USD     68.61            1,715
Equity          GDX US       MARKET VECTORS ETF TRUST                57060U100       20,000       USD     45.29              906
Equity          GFI US       GOLD FIELDS LIMITED                     38059T106       90,000       USD     13.78            1,240
Equity          GG US        GLDCRP                                  380956409       80,000       USD     40.37            3,230
Equity          GLD US       SPDR GOLD TRUST GOLD SHARES NPV         78463V107       70,000       USD     98.85            6,920
Equity          HMSY US      HMS HOLDINGS CORP                       40425J101       30,000       USD     38.23            1,147
Equity          IIVI US      II VI INC                               902104108       80,000       USD     25.44            2,035
Equity          KGC US       KINROSS GOLD CORP                       496902404      115,000       USD     21.70            2,496
Equity          MXIM US      MAXIM INTEGRATED PRODUCTS INC           57772K101       80,000       USD     18.14            1,451
Equity          NEM US       NEWMONT MINING CORP                     651639106       30,000       USD     44.02            1,321
Equity          OLN US       OLIN CORP                               680665205       30,000       USD     17.44              523
Equity          OXY US       OCCIDENTAL PETROLEUM CORP               674599105       15,000       USD     78.40            1,176
Equity          PBR US       PETROL BRASILEIROS                      71654V408       40,000       USD     45.90            1,836
Equity          PESI US      PERMA-FIX ENVIRONMENTAL SERVICES INC    714157104      450,000       USD      2.34            1,053
Equity          RBCN US      RUBICON TECHNOLOGY INC                  78112T107      243,190       USD     14.84            3,609
Equity          SU US        SUNCOR ENERGY INC                       867224107      125,000       USD     34.56            4,320
Equity          SUPX US      SUPERTEX INC                            868532102       35,000       USD     30.00            1,050
Equity          SWM US       SCHWEITZER MAUDUIT INTERNATIONAL INC    808541106       30,000       USD     54.36            1,631
Equity          SWN US       SOUTHWESTERN ENERGY CO                  845467109       20,000       USD     42.68              854
Equity          VECO US      VEECO INSTRUMENTS INC                   922417100      100,000       USD     23.32            2,332
Equity          XTO US       XTO ENERGY INC                          98385X106       30,000       USD     41.32            1,240
Options-Calls   EWJ US       ISHARES INC - MSCI JAPAN                464286848        6,999       USD      0.40              280
Options-Calls   EWJ US       ISHARES INC - MSCI JAPAN                464286848       10,000       USD      0.10              100
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